Operating Segments - Disclosure of Reconciliation of Segment Revenue to Profit or Loss and Other Comprehensive Income (Details) (Bendon Limited) - NZD ($) $ in Thousands	6 Months Ended		7 Months Ended	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2018	Jun. 30, 2016	Jun. 30, 2015
OperatingSegmentsLineItems [Line Items]
Total segment revenue	$ 65,736	$ 71,095
Intersegment eliminations	(8,986)	(11,308)
Other revenue
Total revenue	$ 56,750	$ 59,787
Bendon Limited [Member]
OperatingSegmentsLineItems [Line Items]
Total segment revenue			$ 113,031	$ 156,311	$ 176,145	$ 166,553
Intersegment eliminations			(16,747)	(24,923)	(32,855)	(27,739)
Other revenue					7,710	24
Total revenue			$ 96,284	$ 131,388	$ 151,000	$ 138,838